UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended:  March 31, 1999


Check here if Amendment [   ]; Amendment Number: _______

This Amendment (Check only one):    [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:     Thomas N. Tryforos
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    Address:  323 Railroad Avenue        Greenwich     CT             06830
              -------------------------- ---------    ----           -----------
              (Street)                   (City)      (State)           (Zip)

    Form 13F File Number:         28-3444



                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:
         Name:                 Thomas N. Tryforos
         Title:
         Phone:                203-661-1200

Signature, Place, and Date of Signing:

         Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greenwich and State of CT on the 14th day of May , 1999

              Thomas N. Tryforos
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              (Name of Institutional Investment Manager)

          /s/ Thomas N. Tryforos
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              (Manual Signature of Person Duly Authorized
               to Submit This Report)


Report Type (Check only one.):
         [   ]    13F HOLDINGS REPORT.
         [ X ]    13F NOTICE.
         [   ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
         FORM 13F File Number:           28-1909
         Name:                           Thomas W. Smith